Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Equipment.
Schedule of depreciation and amortisation expense

	December 31,
	2022	2021
Cost at opening balance	7,073	214
Acquisition for the year	2,512	6,588
Disposal for the year	—	(118)
Exchange differences	1,582	389
Cost at closing balance	11,167	7,073

Depreciation at opening balance	(764)	(51)
Depreciation for the year	(2,106)	(465)
Disposal for the year	—	51
Exchange differences	(830)	(299)
Depreciation at closing balance	(3,700)	(764)

Net book value	7,468	6,309